PGIM Rock ETF Trust
655 Broad Street
Newark, New Jersey 07102
February 26, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for PGIM Rock ETF Trust
Registration numbers 333-274664 and 811-23901
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 21, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (862) 302-9412 or email: debra.rubano@prudential.com.
Very truly yours,
/s/ Debra Rubano
Debra Rubano
Assistant Secretary